Consolidated Statements of Operations (Audited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Income Statement [Abstract]
Net revenue	$ 0	$ 1,310	$ 0	$ 3,064	$ 7,157	$ 9,843
Operating expenses:
Research and development expense	315,958	444,416	749,688	910,449	1,682,462	1,543,759
Sales and marketing expenses					59,997	288,163
General and administrative expenses	351,911	423,262	577,913	774,839	1,308,150	1,481,528
Total operating expenses	667,869	867,678	1,327,601	1,685,288	3,050,609	3,313,450
Loss from operations	(667,869)	(866,368)	(1,327,601)	(1,682,224)	(3,043,451)	(3,303,607)
Other income
Capital gain	195,968	0	195,968	0
Financial (loss) income, net	(62,854)	(1,497)	(57,889)	(423,837)	(4,424,012)	4,436,576
Net (loss) income	(534,755)	(867,865)	(1,189,522)	(6,010,061)	(7,467,464)	1,132,970
(Loss) profit from available for sale assets	2,622,133	(2,104,046)	2,735,220	(2,844,846)	(5,584,424)	2,810,013
Total comprehensive (loss) income	$ 2,087,378	$ (2,971,911)	$ 1,545,698	$ (8,854,906)	$ (13,051,887)	$ 3,942,983
Net (loss) per share - basic and diluted	$ 0.004	$ (0.005)	$ 0.01	$ (0.046)	$ (0.10)	$ 0.02
Weighted average number of shares outstanding - basic and diluted	135,237,584	134,742,951	135,235,838	134,607,237	134,551,721	132,450,953